Operating costs - Operating costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Expense by nature [line items]
Excise duties	£ 6,402	£ 6,996	£ 6,420
Cost of sales	6,899	5,973	5,038
Marketing	3,051	2,721	2,163
Other operating items	2,531	2,349	1,801
Operating expenses	18,883	18,039	15,422
Increase in inventories	(513)	(909)	(293)
Raw materials and consumables	4,328	4,017	3,126
Marketing	3,051	2,721	2,163
Other external charges	2,747	2,597	1,978
Staff costs	1,830	1,795	1,586
Depreciation, amortisation and impairment	1,066	828	447
Gains on disposal of properties	(4)	(2)	(1)
Net foreign exchange losses	10	10	22
Other operating income	(34)	(14)	(26)
India
Expense by nature [line items]
Excise duties	1,625	2,182	2,127
United Kingdom
Expense by nature [line items]
Excise duties	1,095	1,172	1,018
United States
Expense by nature [line items]
Excise duties	687	614	589
Other
Expense by nature [line items]
Excise duties	£ 2,995	£ 3,028	£ 2,686